Trade receivables - Narrative (Details)	Dec. 31, 2024	Dec. 31, 2023
Minimum
Disclosure of financial assets [line items]
Expected credit loss rate	0.00%	0.00%
Maximum
Disclosure of financial assets [line items]
Expected credit loss rate	2.10%	1.90%